BUSINESS ACQUISITIONS - Business acquisitions (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 01, 2019	Feb. 13, 2019
Business acquisitions
Goodwill deductible for tax purposes		$ 0	$ 600,000	$ 0
Business acquisitions		$ 35,600,000	10,300,000	5,800,000
2018 Acquisition | Sports and Entertainment
Business acquisitions
Purchase price			$ 10,300,000
2017 Acquisition | Sports and Entertainment
Business acquisitions
Purchase price				$ 200,000
Serdy Media inc and Serdy Video Inc
Business acquisitions
Purchase price						$ 23,500,000
Cash acquired						$ 500,000
Post-closing adjustments	$ 1,600,000
Incendo Media inc
Business acquisitions
Purchase price					$ 11,100,000
Cash acquired					900,000
Balance consideration payable					$ 6,800,000
Post-closing adjustments	$ 600,000